Income Taxes - Components of deferred income tax assets and liabilities (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
In-process research and development	$ 996,154	$ 346,801
Net operating loss carry forward	878,706	407,398
R&D credit	15,779	2,584
Share-based compensation	256,219
Accrued expenses	17,850
Deferred tax assets gross	2,164,708	756,783
Less: valuation allowance	(2,164,708)	(756,783)
Deferred tax assets, net	$ 0	$ 0